COMMITMENTS AND CONTINGENCIES LIABILITIES	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES LIABILITIES

NOTE 8 - COMMITMENTS AND CONTINGENCIES LIABILITIES

A.	Agreement with Magna

On January 30, 2022, the Company’s shareholders approved an extension of the research and development agreement with Magna for ADAS software, with monthly payments up to NIS 235 (approximately $74) plus VAT.

In December 2023, fees were reduced to NIS 70 (approximately $22) plus VAT per month, and payments for October–December 2023 were deferred and later waived ($42), recorded in equity.

In March 2024, fees were further reduced to NIS 50 (approximately $16 )per month plus VAT, with 2024 payments deferred and waived ($140), also recorded in equity.

On March 24, 2025, the Company’s board of directors agreed with Magna that the services provided by Magna would not exceed NIS 50 (approximately $16) plus VAT, per month, which will be waived. As of December 31, 2025, a total amount of $61 was waived and recorded in equity as a transaction with shareholders.

B.	Israeli Innovation Authority

Magna obtained grants from the Israeli Innovation Authority (the “IIA”) for participation in research and development programs for the years 2011 through 2013, and, in return, further to an acquisition transaction between the Company and Magna, the Company is obligated to pay royalties amounting to 3% to 5% of its future sales, which are derived from the received grants under these development programs, up to the amount of the grant. The grant is linked to the exchange rate of the dollar and bears interest of SOFR per annum.

As of the years ended December 31, 2025, and 2024, total contingent obligations to IIA amounted to $545 and $623, respectively.

The repayment of the grants is contingent upon the successful outcome of the Company’s research and development programs and the generation of sales. The Company has no obligation to repay these grants if sales are not generated. The financial risk is assumed completely by the Government of Israel. The grants are received from the government on a project-by-project basis. If a project fails, the Company has no obligation to repay any grant received for the specific unsuccessful or aborted project.